III. Financial Risk Management - Financial Instruments and Classification Within the Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	$ 584,681	$ 1,554,299	$ 428,361
Other investments - current	872,488	210,376
Derivative financial instruments	11,449	19,929
Other investments - non-current	247,082	24,934
Current trade receivables	968,148	1,348,160	1,737,366
Other receivables	232,152	261,678
Liabilities
Borrowings C and NC	619,007	822,152
Trade payables	462,105	555,887
Finance Lease Liabilities C and NC	257,343	230,167	$ 234,149
Derivative financial instruments	3,217	1,814
Derivatives [member]
Assets
Derivative financial instruments	11,449	19,929
Other receivables [member]
Assets
Other receivables	138,989	141,898
Other receivables (non-Financial) [member]
Assets
Other receivables	93,163	119,780
Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current	763,697	65,874
U.S. Sovereign Bills [Member]
Assets
Other investments - current	97,982
Non - U.S. Sovereign Bills [Member]
Assets
Other investments - current	14,586
Certificates of Deposits [member]
Assets
Other investments - current	222,132	20,637
Commercial Papers [member]
Assets
Other investments - current	268,737	4,993
Other notes [member]
Assets
Other investments - current	160,260	40,244
Bonds and other fixed income [member]
Assets
Other investments - current	108,791	144,502
Other investments - non-current	239,422	18,012
U.S. government securities [member]
Assets
Other investments - current		10,211
Non - U.S. government securities [member]
Assets
Other investments - current	20,219	28,637
Corporates securities [member]
Assets
Other investments - current	88,572	105,654
Other investments [member]
Assets
Other investments - non-current	7,660	6,922
Level 1 of fair value hierarchy [member]
Assets
Cash and cash equivalents	98,183	1,166,697
Other investments - current	108,791	134,990
Other investments - non-current	239,422	18,012
Current trade receivables
Other receivables
Total	446,396	1,319,699
Liabilities
Borrowings C and NC
Trade payables
Finance Lease Liabilities C and NC
Derivative financial instruments
Total
Level 1 of fair value hierarchy [member] | Derivatives [member]
Assets
Derivative financial instruments
Level 1 of fair value hierarchy [member] | Other receivables [member]
Assets
Other receivables
Level 1 of fair value hierarchy [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Level 1 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | U.S. Sovereign Bills [Member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | Non - U.S. Sovereign Bills [Member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | Certificates of Deposits [member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | Commercial Papers [member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | Other notes [member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | Bonds and other fixed income [member]
Assets
Other investments - current	108,791	134,990
Other investments - non-current	239,422	18,012
Level 1 of fair value hierarchy [member] | U.S. government securities [member]
Assets
Other investments - current		10,211
Level 1 of fair value hierarchy [member] | Non - U.S. government securities [member]
Assets
Other investments - current	20,219	19,125
Level 1 of fair value hierarchy [member] | Corporates securities [member]
Assets
Other investments - current	88,572	105,654
Level 1 of fair value hierarchy [member] | Other investments [member]
Assets
Other investments - non-current
Level 2 of fair value hierarchy [member]
Assets
Cash and cash equivalents
Other investments - current		9,512
Other investments - non-current
Current trade receivables
Other receivables
Total	11,449	29,441
Liabilities
Borrowings C and NC
Trade payables
Finance Lease Liabilities C and NC
Derivative financial instruments	3,217	1,814
Total	3,217	1,814
Level 2 of fair value hierarchy [member] | Derivatives [member]
Assets
Derivative financial instruments	11,449	19,929
Level 2 of fair value hierarchy [member] | Other receivables [member]
Assets
Other receivables
Level 2 of fair value hierarchy [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Level 2 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | U.S. Sovereign Bills [Member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Non - U.S. Sovereign Bills [Member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Certificates of Deposits [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Commercial Papers [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Other notes [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Bonds and other fixed income [member]
Assets
Other investments - current		9,512
Other investments - non-current
Level 2 of fair value hierarchy [member] | U.S. government securities [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Non - U.S. government securities [member]
Assets
Other investments - current		9,512
Level 2 of fair value hierarchy [member] | Corporates securities [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Other investments [member]
Assets
Other investments - non-current
Level 3 of fair value hierarchy [member]
Assets
Cash and cash equivalents
Other investments - current
Other investments - non-current	7,660	6,922
Current trade receivables
Other receivables	48,659	48,659
Total	56,319	55,581
Liabilities
Borrowings C and NC
Trade payables
Finance Lease Liabilities C and NC
Derivative financial instruments
Total
Level 3 of fair value hierarchy [member] | Derivatives [member]
Assets
Derivative financial instruments
Level 3 of fair value hierarchy [member] | Other receivables [member]
Assets
Other receivables	48,659	48,659
Level 3 of fair value hierarchy [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Level 3 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | U.S. Sovereign Bills [Member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Non - U.S. Sovereign Bills [Member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Certificates of Deposits [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Commercial Papers [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Other notes [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Bonds and other fixed income [member]
Assets
Other investments - current
Other investments - non-current
Level 3 of fair value hierarchy [member] | U.S. government securities [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Non - U.S. government securities [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Corporates securities [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Other investments [member]
Assets
Other investments - non-current	7,660	6,922
Financial assets at amortised cost, category [member]
Assets
Cash and cash equivalents	486,498	387,602
Other investments - current	763,697	65,874
Other investments - non-current
Current trade receivables	968,148	1,348,160
Other receivables	90,330	93,239
Total	2,308,673	1,894,875
Liabilities
Borrowings C and NC	619,007	822,152
Trade payables	462,105	555,887
Finance Lease Liabilities C and NC	257,343	230,167
Derivative financial instruments
Total	1,338,455	1,608,206
Financial assets at amortised cost, category [member] | Derivatives [member]
Assets
Derivative financial instruments
Financial assets at amortised cost, category [member] | Other receivables [member]
Assets
Other receivables	90,330	93,239
Financial assets at amortised cost, category [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Financial assets at amortised cost, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current	763,697	65,874
Financial assets at amortised cost, category [member] | U.S. Sovereign Bills [Member]
Assets
Other investments - current	97,982
Financial assets at amortised cost, category [member] | Non - U.S. Sovereign Bills [Member]
Assets
Other investments - current	14,586
Financial assets at amortised cost, category [member] | Certificates of Deposits [member]
Assets
Other investments - current	222,132	20,637
Financial assets at amortised cost, category [member] | Commercial Papers [member]
Assets
Other investments - current	268,737	4,993
Financial assets at amortised cost, category [member] | Other notes [member]
Assets
Other investments - current	160,260	40,244
Financial assets at amortised cost, category [member] | Bonds and other fixed income [member]
Assets
Other investments - current
Other investments - non-current
Financial assets at amortised cost, category [member] | U.S. government securities [member]
Assets
Other investments - current
Financial assets at amortised cost, category [member] | Non - U.S. government securities [member]
Assets
Other investments - current
Financial assets at amortised cost, category [member] | Corporates securities [member]
Assets
Other investments - current
Financial assets at amortised cost, category [member] | Other investments [member]
Assets
Other investments - non-current
Financial assets at fair value through other comprehensive income, category [member]
Assets
Cash and cash equivalents
Other investments - current	108,791	144,502
Other investments - non-current	239,422	18,012
Current trade receivables
Other receivables	48,659	48,659
Total	396,872	211,173
Liabilities
Borrowings C and NC
Trade payables
Finance Lease Liabilities C and NC
Derivative financial instruments
Total
Financial assets at fair value through other comprehensive income, category [member] | Derivatives [member]
Assets
Derivative financial instruments
Financial assets at fair value through other comprehensive income, category [member] | Other receivables [member]
Assets
Other receivables	48,659	48,659
Financial assets at fair value through other comprehensive income, category [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Financial assets at fair value through other comprehensive income, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | U.S. Sovereign Bills [Member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | Non - U.S. Sovereign Bills [Member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | Certificates of Deposits [member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | Commercial Papers [member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | Other notes [member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | Bonds and other fixed income [member]
Assets
Other investments - current	108,791	144,502
Other investments - non-current	239,422	18,012
Financial assets at fair value through other comprehensive income, category [member] | U.S. government securities [member]
Assets
Other investments - current		10,211
Financial assets at fair value through other comprehensive income, category [member] | Non - U.S. government securities [member]
Assets
Other investments - current	20,219	28,637
Financial assets at fair value through other comprehensive income, category [member] | Corporates securities [member]
Assets
Other investments - current	88,572	105,654
Financial assets at fair value through other comprehensive income, category [member] | Other investments [member]
Assets
Other investments - non-current
Financial assets at fair value through profit or loss, category [member]
Assets
Cash and cash equivalents	98,183	1,166,697
Other investments - current
Other investments - non-current	7,660	6,922
Current trade receivables
Other receivables
Total	117,292	1,193,548
Liabilities
Borrowings C and NC
Trade payables
Finance Lease Liabilities C and NC
Derivative financial instruments	3,217	1,814
Total	3,217	1,814
Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
Assets
Derivative financial instruments	11,449	19,929
Financial assets at fair value through profit or loss, category [member] | Other receivables [member]
Assets
Other receivables
Financial assets at fair value through profit or loss, category [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Financial assets at fair value through profit or loss, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | U.S. Sovereign Bills [Member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Non - U.S. Sovereign Bills [Member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Certificates of Deposits [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Commercial Papers [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Other notes [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Bonds and other fixed income [member]
Assets
Other investments - current
Other investments - non-current
Financial assets at fair value through profit or loss, category [member] | U.S. government securities [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Non - U.S. government securities [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Corporates securities [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Other investments [member]
Assets
Other investments - non-current	$ 7,660	$ 6,922